Note 6 - Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
6.	EARNINGS PER SHARE

On May 30, 2014, 106,538,044 shares of our common stock were distributed to Oil States stockholders in connection with the Spin-Off. For comparative purposes, and to provide a more meaningful calculation of weighted-average shares outstanding, we have assumed these shares to be outstanding as of the beginning of each period prior to the separation presented in the calculation of weighted-average shares. In addition, we have assumed the dilutive securities outstanding at May 30, 2014 were also outstanding for each of the periods prior to the Spin-Off presented.

The calculation of earnings per share attributable to the Company is presented below for the periods indicated (in thousands, except per share amounts):

	2014	2013	2012
Basic Earnings per Share
Net income (loss) attributable to Civeo	$(189,043)	$181,876	$244,721
Less: undistributed net income (loss) to participating securities	921	(743)	(1,000)
Net income (loss) attributable to Civeo’s common stockholders - basic	$(188,122)	$181,133	$243,721

Weighted average common shares outstanding - basic	106,306	106,293	106,293

Basic earnings (loss) per share	$(1.77)	$1.70	$2.29

Diluted Earnings per Share
Net income (loss) attributable to Civeo’s common stockholders – basic	$(188,122)	$181,133	$243,721
Less: undistributed net income (loss) to participating securities	--	1	2
Net income (loss) attributable to Civeo’s common stockholders - diluted	$(188,122)	$181,134	$243,723

Weighted average common shares outstanding - basic	106,306	106,293	106,293
Effect of dilutive securities (1)	--	167	167
Weighted average common shares outstanding - diluted	106,306	106,460	106,460

Diluted earnings (loss) per share	$(1.77)	$1.70	$2.29

(1)

When an entity has a net loss from continuing operations, it is prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, we have utilized the basic shares outstanding amount to calculate both basic and diluted loss per share for the year ended December 31, 2014.